Statements of Changes in Stockholders' Equity - MXN ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other equity reserves [member]	Retained earnings [member]	Total controlling interest [Member]	Non-controlling interests and perpetual debentures [member]
Equity at beginning of period at Dec. 31, 2014	$ 148,171	$ 4,151	$ 101,216	$ 10,738	$ 14,998	$ 131,103	$ 17,068
Net income	2,124	0	0	0	1,201	1,201	923
Total other items of comprehensive income, net	8,199	0	0	5,901	0	5,901	2,298
Effects of early conversion and issuance of convertible subordinated notes	5,051	3	5,982	(934)	0	5,051	0
Capitalization of retained earnings	0	4	7,613	0	(7,617)	0	0
Share-based compensation	655	0	655	0	0	655	0
Effects of perpetual debentures	(432)	0	0	(432)	0	(432)	0
Equity at end of period at Dec. 31, 2015	163,768	4,158	115,466	15,273	8,582	143,479	20,289
Net income	15,206	0	0	0	14,033	14,033	1,173
Total other items of comprehensive income, net	7,739	0	0	3,748	0	3,748	3,991
Capitalization of retained earnings	0	4	6,966	0	(6,970)	0	0
Share-based compensation	742	0	742	0	0	742	0
Effects of perpetual debentures	(507)	0	0	(507)	0	(507)	0
Changes in non-controlling interest	9,777	0	0	6,279	0	6,279	3,498
Equity at end of period at Dec. 31, 2016	196,725	4,162	123,174	24,793	15,645	167,774	28,951
Net income	16,638	0	0	0	15,221	15,221	1,417
Total other items of comprehensive income, net	(9,009)	0	0	(9,520)	0	(9,520)	511
Effects of early conversion and issuance of convertible subordinated notes	5,729	4	7,059	(1,334)	0	5,729	0
Capitalization of retained earnings	0	5	9,459	0	(9,464)	0	0
Share-based compensation	817	0	791	26	0	817	0
Effects of perpetual debentures	(482)	0	0	(482)	0	(482)	0
Equity at end of period at Dec. 31, 2017	$ 210,418	$ 4,171	$ 140,483	$ 13,483	$ 21,402	$ 179,539	$ 30,879